STOCK-BASED COMPENSATION PLANS - Deferred share unit and performance share unit plans (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) EquityInstruments shares	Dec. 31, 2019 CAD ($) EquityInstruments
STOCK-BASED COMPENSATION PLANS
Number of treasury shares issued | shares	0
Deferred share unit plan
STOCK-BASED COMPENSATION PLANS
Vesting life of share based awards	9 years
Outstanding units under plan	85,007	62,421
Performance Share Unit (PSU)
STOCK-BASED COMPENSATION PLANS
Vesting life of share based awards	3 years
Outstanding units under plan	0	48,840
Cash consideration upon PSUs redemption | $	$ 1.2	$ 2.0